Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

On April 7, 2020, the maturity date of outstanding notes held by Lyle Hauser was extended to June 30, 2020. See Note 3. In consideration for the extension of the maturity date of the notes, the Company issued to the designee of Lyle Hauser 33,000 shares of common stock. From April 1, 2020 to December 31, 2020, the Company repaid $73,382 of notes due to Lyle Hauser. As of December 31, 2020 the note balance has been repaid.

On June 22, 2020, the Company issued, to a consultant for services, six-month warrants to purchase 30,000 shares of common stock with an exercise price of $0.01. The warrants were exercised and the Company recognized an expense of $149,700 ($5.00 per share), the current fair value for common stock.

On June 22, 2020, the Company issued to Niquana Noel, the Company's chief operating officer, for services provided, six-month warrants to purchase 50,000 shares of common stock, with an exercise price of $0.01. The warrants were exercised and the Company recognized an expense of $249,500 ($5.00 per share), the current fair value for common stock.

On June 23, 2020, the Company entered into an amended and restated software license agreement (the "Swirlds Agreement") with Swirlds, Inc. "Swirlds"). Pursuant to the Swirlds Agreement, the Company extended its license from Swirlds of Hashgraph technology for use in the Company's Coro payment platform. The term and fees of such license will be as set forth in any applicable order form. In connection with the Swirlds Agreement, the Company and Swirlds executed an order form (the "Order Form"), which amends, restates and supersedes the order form between the Company and Swirlds dated December 13, 2018, whereby the Company will license 15 nodes from Swirlds, at a license fee of $15,000 per node, for a term of one (1) year, for a license fee of $225,000. Pursuant to the Order Form, the license of the nodes will automatically renew for additional one (1) year terms unless and until either party terminates the Swirlds Agreement or provides notice of non-renewal of the license then in effect. Should the license for any of the foregoing 15 nodes renew for any additional year, the license fee per node will drop to $3,000 per node per year.

On June 24, 2020, the board of directors of the Company adopted a compensation program for independent directors. Under the program, independent directors will be entitled to a quarterly cash fee of $7,500 and 7,500 shares of common stock on a quarterly basis (each due and payable quarterly in arrears).

Between January 1, 2020 and December 31, 2020, the Company issued a total of 68,500 shares of common stock valued at $342,500 ($5.00 per share) to various consultant for consulting and business development.

Between January 1, 2020 and December 31, 2020, the Company issued a total of 22,500 shares of common stock valued at $106,875 ($4.75 per share) to a consultant for business development services.

Between January 1, 2020 and December 31, 2020, the Company issued a total of 5,000 shares of common stock valued at $24,750 ($4.95 per share) to a consultant for business development services.

Between January 1, 2020 and December 31, 2020, the Company issued a total of 45,000 shares of common stock valued at $213,750 ($4.75 per share) to the Company's three independent directors for services as directors.

Between January 1, 2020 and January 22, 2021, the Company entered into [and closed] securities purchase agreements with accredited investors pursuant to which the Company issued and sold an aggregate of 1,037,000 shares of common stock for an aggregate purchase price of $5,185,000. [The Company has closed on the sale of 997,000 of such shares as of January 22, 2021.]

On December 29, 2020, the Company entered into amendment No. 2 to the Company's employment agreement with J. Mark Goode. Pursuant to the amendment, Mr. Goode's employment with the Company will continue until January 31, 2021, and Mr. Goode agreed to resign as President, Chairman, and Chief Executive Officer of the Company effective December 31, 2020. From the period January 1, 2021 to January 31, 2021 Mr. Goode will be entitled to his base salary and any other regular compensation under the employment agreement and will assist the Company in the Company's transition to a new Chief Executive Officer. Mr. Goode agreed that he would return 250,000 shares of the Company's common stock if he were not serving as Chief Executive Officer of the Company as of December 30, 2020, and agreed to return 62,500 shares of common stock to the Company upon expiration of the employment agreement on January 31, 2021.